Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
NOL for Federal tax	$ 124,600,000
NOL for State tax	21,900,000
NOL for Foreign tax	3,700,000
Various tax credits, amount	9,600,000
NOL carryforwards	409,114	$ 1,767,803
Prepaid expenses	409,114
Unrecognized tax benefits	0	$ 0
Interest or penalties accrued	$ 0